Other revenues (Tables)	12 Months Ended
Dec. 31, 2017
Other revenues
in	2017	2016	2015
Other revenues (CHF million)
Noncontrolling interests without SEI	3	4	9
Loans held-for-sale	3	(51)	(19)
Long-lived assets held-for-sale	(18)	437	36
Equity method investments	233	208	243
Other investments	80	0	144
Other	908	758	701
Other revenues	1,209	1,356	1,114

Bank
Other revenues
in	2017	2016	2015
Other revenues (CHF million)
Noncontrolling interests without SEI	0	0	3
Loans held-for-sale	3	(51)	(19)
Long-lived assets held-for-sale	(18)	437	36
Equity method investments	229	205	241
Other investments	81	7	147
Other	1,006	892	829
Other revenues	1,301	1,490	1,237